16. Stock options (Details) (Stock Options, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Stock Options
Number of options
Outstanding, beginning of year	36,255	46,182
Granted	0	0
Cancelled/Expired	(36,255)	(9,927)
Exercised	0	0
Outstanding, end of year	0	36,255
Exercisable, end of year	0	36,255
Weighted average exercise price
Options Outstanding, Beginning	$ 3.36	$ 3.36
Options Granted	$ 0	$ 0
Options cancelled/ expired	$ (3.36)	$ (3.47)
Options Exercised	$ 0	$ 0
Options Outstanding, Ending	$ 0	$ 3.36
Options Exercisable, Ending	$ 0	$ 3.36